Document and Entity Information	12 Months Ended
Jul. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Mar 31, 2012
Registrant Name	IVY FUNDS
Central Index Key	0000883622
Amendment Flag	false
Document Creation Date	Jul 2, 2013
Document Effective Date	Jul 2, 2013
Prospectus Date	Jul 31, 2012

Ivy Funds

Supplement dated July 2, 2013 to the
Ivy Funds Prospectus
dated July 31, 2012
and as supplemented September 12, 2012, December 3, 2012, January 2, 2013, January 7, 2013,
January 11, 2013, January 18, 2013, April 8, 2013 and May 2, 2013

Effective July 2, 2013, IICO, the Fund's investment adviser, assumed direct investment management responsibilities of Ivy Global Natural Resources Fund. All references to Mackenzie Financial Corporation (Mackenzie) where it appears in the Prospectus with respect to Ivy Global Natural Resources Fund are deleted.

The following replaces the "Principal Investment Strategies" section of Ivy Global Natural Resources Fund on page 132:

Ivy Global Natural Resources Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies.

For these purposes, "natural resources" generally includes, but is not limited to: energy (such as utilities, producers/developers, refiners, service/drilling), alternative energy (such as uranium, coal, hydrogen, wind, solar, fuel cells), industrial products (such as building materials, cement, packaging, chemicals, supporting transport and machinery), forest products (such as lumber, plywood, pulp, paper, newsprint, tissue), base metals (such as aluminum, copper, nickel, zinc, iron ore and steel), precious metals and minerals (such as gold, silver, platinum, diamonds), and agricultural products (grains and other foods, seeds, fertilizers, water).

IICO uses an equity style that focuses on both growth and value, as well as utilizing both a top-down (the creation of macro-economic models to prepare an outlook for economic and market conditions) and a bottom-up (fundamental, company by company) approach. IICO targets companies for investment that, in its opinion, have strong management and financial positions, adding balance with established low-cost, low-debt producers or positions that are based on anticipated commodity price trends. The Fund seeks to be diversified internationally, and therefore, IICO invests in foreign companies and U.S. companies that have principal operations in foreign jurisdictions. While IICO seeks to anchor the Fund's assets in the United States, the Fund may invest up to 100% of its total assets in foreign securities. Exposure to companies in any one particular foreign country is typically less than 20% of the Fund's total assets. The Fund also may have exposure to companies located in, and/or doing business in, emerging markets.

Under normal circumstances, the Fund invests at least 65% of its total assets in issuers of at least three countries, which may include the U.S. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund will have an indirect exposure to foreign markets through investments in these companies.

Generally, in determining to sell a security, IICO considers various factors, including whether the holding has sufficiently exceeded its target price, whether a growth-oriented company has failed to deliver growth, and the effect of commodity price trends on certain holdings. IICO may also sell a security to take advantage of what it believes to be more attractive investment opportunities, to reduce the Fund's holding in that security, or to raise cash.

The Fund may use a range of derivative instruments in seeking to hedge market risk on equity securities, increase exposure to specific sectors or companies, and manage exposure to various foreign currencies and precious metals. In an effort to hedge market risk and increase exposure to equity markets, the Fund may utilize futures on equity indices and/or purchase option contracts on individual equity securities and exchange-traded funds (ETFs). In seeking to manage foreign currency exposure, the Fund may utilize forward contracts to either increase or decrease exposure to a given currency. In seeking to manage the Fund's exposure to precious metals, IICO may utilize futures contracts, both long and short positions, as well as options contracts, both written and purchased, on precious metals.

The following replaces the "Derivatives Risk" bullet point of the "Principal Investment Risks" section of Ivy Global Natural Resources Fund on page 133:
  Derivatives Risk. The use of derivatives presents several risks, including the risk that these instruments may change in value in a manner that adversely affects the Fund's NAV and the risk that fluctuations in the value of the derivatives may not correlate with securities markets or the underlying asset upon which the derivative's value is based. Moreover, some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of IICO as to certain anticipated price movements is incorrect, the risk of loss may be greater than if the derivative technique(s) had not been used. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, another party to the transaction.
The following replaces the "Management Risk" bullet point of the "Principal Investment Risks" section of Ivy Global Natural Resources Fund on page 133:
  Management Risk. Fund performance is primarily dependent on IICO's skill in evaluating and managing the Fund's portfolio, and the Fund may not perform as well as other similar mutual funds.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Supplement [Text Block]	ivyf_SupplementTextBlock	Ivy Funds

Supplement dated July 2, 2013 to the
Ivy Funds Prospectus
dated July 31, 2012
and as supplemented September 12, 2012, December 3, 2012, January 2, 2013, January 7, 2013,
January 11, 2013, January 18, 2013, April 8, 2013 and May 2, 2013

Effective July 2, 2013, IICO, the Fund's investment adviser, assumed direct investment management responsibilities of Ivy Global Natural Resources Fund. All references to Mackenzie Financial Corporation (Mackenzie) where it appears in the Prospectus with respect to Ivy Global Natural Resources Fund are deleted.

The following replaces the "Principal Investment Strategies" section of Ivy Global Natural Resources Fund on page 132:

Ivy Global Natural Resources Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies.

For these purposes, "natural resources" generally includes, but is not limited to: energy (such as utilities, producers/developers, refiners, service/drilling), alternative energy (such as uranium, coal, hydrogen, wind, solar, fuel cells), industrial products (such as building materials, cement, packaging, chemicals, supporting transport and machinery), forest products (such as lumber, plywood, pulp, paper, newsprint, tissue), base metals (such as aluminum, copper, nickel, zinc, iron ore and steel), precious metals and minerals (such as gold, silver, platinum, diamonds), and agricultural products (grains and other foods, seeds, fertilizers, water).

IICO uses an equity style that focuses on both growth and value, as well as utilizing both a top-down (the creation of macro-economic models to prepare an outlook for economic and market conditions) and a bottom-up (fundamental, company by company) approach. IICO targets companies for investment that, in its opinion, have strong management and financial positions, adding balance with established low-cost, low-debt producers or positions that are based on anticipated commodity price trends. The Fund seeks to be diversified internationally, and therefore, IICO invests in foreign companies and U.S. companies that have principal operations in foreign jurisdictions. While IICO seeks to anchor the Fund's assets in the United States, the Fund may invest up to 100% of its total assets in foreign securities. Exposure to companies in any one particular foreign country is typically less than 20% of the Fund's total assets. The Fund also may have exposure to companies located in, and/or doing business in, emerging markets.

Under normal circumstances, the Fund invests at least 65% of its total assets in issuers of at least three countries, which may include the U.S. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund will have an indirect exposure to foreign markets through investments in these companies.

Generally, in determining to sell a security, IICO considers various factors, including whether the holding has sufficiently exceeded its target price, whether a growth-oriented company has failed to deliver growth, and the effect of commodity price trends on certain holdings. IICO may also sell a security to take advantage of what it believes to be more attractive investment opportunities, to reduce the Fund's holding in that security, or to raise cash.

The Fund may use a range of derivative instruments in seeking to hedge market risk on equity securities, increase exposure to specific sectors or companies, and manage exposure to various foreign currencies and precious metals. In an effort to hedge market risk and increase exposure to equity markets, the Fund may utilize futures on equity indices and/or purchase option contracts on individual equity securities and exchange-traded funds (ETFs). In seeking to manage foreign currency exposure, the Fund may utilize forward contracts to either increase or decrease exposure to a given currency. In seeking to manage the Fund's exposure to precious metals, IICO may utilize futures contracts, both long and short positions, as well as options contracts, both written and purchased, on precious metals.

The following replaces the "Derivatives Risk" bullet point of the "Principal Investment Risks" section of Ivy Global Natural Resources Fund on page 133:
  Derivatives Risk. The use of derivatives presents several risks, including the risk that these instruments may change in value in a manner that adversely affects the Fund's NAV and the risk that fluctuations in the value of the derivatives may not correlate with securities markets or the underlying asset upon which the derivative's value is based. Moreover, some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of IICO as to certain anticipated price movements is incorrect, the risk of loss may be greater than if the derivative technique(s) had not been used. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, another party to the transaction.
The following replaces the "Management Risk" bullet point of the "Principal Investment Risks" section of Ivy Global Natural Resources Fund on page 133:
  Management Risk. Fund performance is primarily dependent on IICO's skill in evaluating and managing the Fund's portfolio, and the Fund may not perform as well as other similar mutual funds.

Ivy Global Natural Resources Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock	Ivy Funds

Supplement dated July 2, 2013 to the
Ivy Funds Prospectus
dated July 31, 2012
and as supplemented September 12, 2012, December 3, 2012, January 2, 2013, January 7, 2013,
January 11, 2013, January 18, 2013, April 8, 2013 and May 2, 2013

Effective July 2, 2013, IICO, the Fund's investment adviser, assumed direct investment management responsibilities of Ivy Global Natural Resources Fund. All references to Mackenzie Financial Corporation (Mackenzie) where it appears in the Prospectus with respect to Ivy Global Natural Resources Fund are deleted.

The following replaces the "Principal Investment Strategies" section of Ivy Global Natural Resources Fund on page 132:

Ivy Global Natural Resources Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies.

For these purposes, "natural resources" generally includes, but is not limited to: energy (such as utilities, producers/developers, refiners, service/drilling), alternative energy (such as uranium, coal, hydrogen, wind, solar, fuel cells), industrial products (such as building materials, cement, packaging, chemicals, supporting transport and machinery), forest products (such as lumber, plywood, pulp, paper, newsprint, tissue), base metals (such as aluminum, copper, nickel, zinc, iron ore and steel), precious metals and minerals (such as gold, silver, platinum, diamonds), and agricultural products (grains and other foods, seeds, fertilizers, water).

IICO uses an equity style that focuses on both growth and value, as well as utilizing both a top-down (the creation of macro-economic models to prepare an outlook for economic and market conditions) and a bottom-up (fundamental, company by company) approach. IICO targets companies for investment that, in its opinion, have strong management and financial positions, adding balance with established low-cost, low-debt producers or positions that are based on anticipated commodity price trends. The Fund seeks to be diversified internationally, and therefore, IICO invests in foreign companies and U.S. companies that have principal operations in foreign jurisdictions. While IICO seeks to anchor the Fund's assets in the United States, the Fund may invest up to 100% of its total assets in foreign securities. Exposure to companies in any one particular foreign country is typically less than 20% of the Fund's total assets. The Fund also may have exposure to companies located in, and/or doing business in, emerging markets.

Under normal circumstances, the Fund invests at least 65% of its total assets in issuers of at least three countries, which may include the U.S. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund will have an indirect exposure to foreign markets through investments in these companies.

Generally, in determining to sell a security, IICO considers various factors, including whether the holding has sufficiently exceeded its target price, whether a growth-oriented company has failed to deliver growth, and the effect of commodity price trends on certain holdings. IICO may also sell a security to take advantage of what it believes to be more attractive investment opportunities, to reduce the Fund's holding in that security, or to raise cash.

The Fund may use a range of derivative instruments in seeking to hedge market risk on equity securities, increase exposure to specific sectors or companies, and manage exposure to various foreign currencies and precious metals. In an effort to hedge market risk and increase exposure to equity markets, the Fund may utilize futures on equity indices and/or purchase option contracts on individual equity securities and exchange-traded funds (ETFs). In seeking to manage foreign currency exposure, the Fund may utilize forward contracts to either increase or decrease exposure to a given currency. In seeking to manage the Fund's exposure to precious metals, IICO may utilize futures contracts, both long and short positions, as well as options contracts, both written and purchased, on precious metals.

The following replaces the "Derivatives Risk" bullet point of the "Principal Investment Risks" section of Ivy Global Natural Resources Fund on page 133:
  Derivatives Risk. The use of derivatives presents several risks, including the risk that these instruments may change in value in a manner that adversely affects the Fund's NAV and the risk that fluctuations in the value of the derivatives may not correlate with securities markets or the underlying asset upon which the derivative's value is based. Moreover, some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of IICO as to certain anticipated price movements is incorrect, the risk of loss may be greater than if the derivative technique(s) had not been used. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, another party to the transaction.
The following replaces the "Management Risk" bullet point of the "Principal Investment Risks" section of Ivy Global Natural Resources Fund on page 133:
  Management Risk. Fund performance is primarily dependent on IICO's skill in evaluating and managing the Fund's portfolio, and the Fund may not perform as well as other similar mutual funds.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Document Creation Date	dei_DocumentCreationDate	Jul 2, 2013